T. ROWE PRICE New Era Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.1%
AGRICULTURE 5.0%
Agricultural Products 1.3%
Darling Ingredients (1) 669,867 39,120
39,120
Fertilizers & Agricultural Chemicals 2.8%
CF Industries Holdings  392,858 28,478
Nutrien  744,744 55,000
83,478
Packaged Foods & Meats 0.9%
Bakkafrost (NOK)  431,892 27,883
27,883
Total Agriculture 150,481
CHEMICALS 8.4%
Diversified Chemicals 1.7%
Covestro (EUR)  393,812 16,309
FMC  281,657 34,399
50,708
Industrial Gases 3.6%
Air Products & Chemicals  106,583 30,612
Linde  221,349 78,676
109,288
Specialty Chemicals 3.1%
Akzo Nobel (EUR)  274,922 21,503
RPM International  305,534 26,654
Sherwin-Williams  154,402 34,705
Shin-Etsu Chemical (JPY)  312,000 10,128
92,990
Total Chemicals 252,986
COMMODITY INDUSTRIALS 8.8%
Construction & Engineering 0.7%
Quanta Services  121,625 20,268
20,268
Construction & Farm Machinery & Heavy Trucks 1.3%
Caterpillar  82,252 18,822
Cummins  83,986 20,063
38,885
Construction Materials 0.9%
Martin Marietta Materials  32,898 11,681

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Vulcan Materials  83,665 14,353
26,034
Electrical Components & Equipment 1.7%
Hubbell  120,580 29,339
Schneider Electric (EUR)  137,983 23,060
52,399
Industrial Machinery 1.9%
Epiroc, Class B (SEK)  1,177,180 20,071
Sandvik (SEK)  1,118,912 23,750
Weir Group (GBP)  639,955 14,682
58,503
Metal & Glass Containers 1.4%
Ball  464,534 25,600
Verallia (EUR)  395,022 16,823
42,423
Railroads 0.9%
Norfolk Southern  54,853 11,629
Union Pacific  78,289 15,756
27,385
Total Commodity Industrials 265,897
ENERGY SERVICES & PROCESSORS 11.2%
Oil & Gas Equipment & Services 5.4%
Baker Hughes  649,913 18,756
Cactus, Class A  276,610 11,405
ChampionX  651,835 17,684
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $10,109 (1)(2)(3)(4) 10,108,939 4,549
Halliburton  401,435 12,701
Schlumberger  772,200 37,915
TechnipFMC (1) 2,744,516 37,463
TGS (NOK)  1,103,851 19,863
160,336
Oil & Gas Refining & Marketing 2.7%
Marathon Petroleum  290,400 39,155
Valero Energy  291,900 40,749
79,904
Oil & Gas Storage & Transportation 2.6%
TC Energy  520,093 20,237
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $489 (1)(3)(4) 162 2,775

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $11,184 (1)(3)(4) 3,124 53,509
76,521
Semiconductor Equipment 0.5%
Shoals Technologies Group, Class A (1) 617,583 14,075
14,075
Total Energy Services & Processors 330,836
EXPLORATION & PRODUCTION 13.7%
OUS Oil & Gas Exploration & Production 2.3%
Canadian Natural Resources (CAD)  793,943 43,936
Kosmos Energy (1) 3,376,500 25,121
69,057
U.S. Mixed Exploration & Production 2.2%
Chesapeake Energy  492,400 37,442
Coterra Energy  521,503 12,798
Southwestern Energy (1) 2,944,300 14,721
64,961
U.S. Oil Exploration & Production 9.2%
ConocoPhillips  849,545 84,283
EOG Resources  567,068 65,003
Hess  541,599 71,675
Magnolia Oil & Gas, Class A  950,128 20,789
Pioneer Natural Resources  169,231 34,564
276,314
Total Exploration & Production 410,332
INTEGRATEDS 19.1%
Integrated Oil & Gas 19.1%
BP, ADR  1,540,100 58,431
Chevron  485,264 79,176
Equinor (NOK)  2,471,124 70,250
Exxon Mobil  760,800 83,429
Galp Energia (EUR)  3,196,348 36,167
OMV (EUR)  321,905 14,783
Shell (GBP)  2,085,758 59,441
Suncor Energy (CAD)  1,883,100 58,465
TotalEnergies (EUR)  1,899,213 111,985
Total Integrateds 572,127
METALS & MINING 15.9%
Coal & Consumable Fuels 0.5%
NAC Kazatomprom, GDR  488,134 14,421
14,421

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Diversified Metals & Mining 11.9%
Anglo American (GBP)  483,616 16,086
BHP Group (AUD)  1,573,245 49,736
Boliden (SEK)  1,167,698 45,872
ERO Copper (CAD) (1) 1,154,741 20,429
Freeport-McMoRan  664,500 27,185
Grupo Mexico, Series B (MXN)  4,678,014 22,128
IGO (AUD)  2,872,684 24,634
Norsk Hydro (NOK)  2,921,477 21,804
Reliance Steel & Aluminum  74,345 19,087
Rio Tinto (AUD)  294,369 23,653
South32 (AUD)  12,735,354 37,324
Southern Copper  640,022 48,802
356,740
Precious Metals & Minerals 3.5%
Franco-Nevada (CAD)  221,488 32,306
Newcrest Mining (AUD)  841,854 15,028
Newmont  364,800 17,883
Northern Star Resources (AUD)  3,134,221 25,701
Perseus Mining (AUD)  8,699,783 13,809
104,727
Total Metals & Mining 475,888
OTHER 4.9%
Building Products 0.6%
Carrier Global  386,603 17,687
17,687
Paper & Forest Products 3.1%
Avery Dennison  83,553 14,950
Packaging Corp. of America  196,770 27,318
Svenska Cellulosa, Class B (SEK) (5) 1,034,305 13,622
UPM-Kymmene (EUR)  642,952 21,595
West Fraser Timber (CAD)  90,725 6,471
Westrock  302,811 9,227
93,183
Specialized Real Estate Investment Trusts 1.2%
PotlatchDeltic, REIT  372,600 18,444
Rayonier, REIT  527,506 17,545
35,989
Total Other 146,859
UTILITIES 6.9%
Electric Utilities 3.3%
FirstEnergy  417,100 16,709

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Iberdrola (EUR)  636,783 7,933
NextEra Energy  415,118 31,997
Southern  587,135 40,853
97,492
Multi-Utilities 3.6%
Ameren  282,636 24,417
CMS Energy  284,271 17,449
Dominion Energy  317,474 17,750
DTE Energy  99,800 10,932
PG&E (1) 1,383,200 22,366
Sempra Energy  91,784 13,874
106,788
Total Utilities 204,280
Total Miscellaneous Common Stocks  2.2% (6) 64,823
Total Common Stocks (Cost $2,191,983) 2,874,509
CONVERTIBLE PREFERRED STOCKS 2.7%
AGRICULTURE 1.0%
Fertilizers & Agricultural Chemicals 1.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $11,372 (1)(3)(4) 615,892 30,813
Total Agriculture 30,813
COMMODITY INDUSTRIALS 0.2%
Electrical Components & Equipment 0.2%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $1,716 (1)(3)(4) 1,796,201 2,155
Tonian Holdings, Series A, Voting Units, Acquisition Date: 1/15/21,
Cost $2,413 (1)(3)(4) 2,526,018 3,031
Total Commodity Industrials 5,186
METALS & MINING 1.5%
Diversified Metals & Mining 1.5%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $4,843 (1)(3)(4) 83,662 11,118
Jetti Holdings, Series D, Acquisition Date: 9/20/22,
Cost $11,506 (1)(3)(4) 86,580 11,506
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $7,697 (1)(3)(4) 280,805 12,013
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $2,262 (1)(3)(4) 52,878 2,262

T. ROWE PRICE New Era Fund

Shares $ Value
(Cost and value in $000s)
‡
Lilac Solutions, Series B, Acquisition Date: 9/8/21, Cost $7,899 (1)
(3)(4) 601,655 8,213
Total Metals & Mining 45,112
Total Convertible Preferred Stocks (Cost $49,708) 81,111
PREFERRED STOCKS 0.0%
ENERGY SERVICES & PROCESSORS 0.0%
Oil & Gas Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $234 (1)(3)(4) 234,367 234
Total Energy Services & Processors 234
Total Preferred Stocks (Cost $234) 234
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.82% (7)(8) 26,161,940 26,162
Total Short-Term Investments (Cost $26,162) 26,162
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.82% (7)(8) 13,170,127 13,170
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 13,170
Total Securities Lending Collateral (Cost $13,170) 13,170
Total Investments in Securities 100.1%
(Cost $2,281,257) $ 2,995,186
Other Assets Less Liabilities (0.1)% (1,907)
Net Assets 100.0% $ 2,993,279
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE New Era Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$142,178 and represents 4.7% of net assets.
(4) Level 3 in fair value hierarchy.
(5) All or a portion of this security is on loan at March 31, 2023.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
(8) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
JPY Japanese Yen
MXN Mexican Peso
NOK Norwegian Krone
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SEK Swedish Krona

T. ROWE PRICE New Era Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 499++
Totals $ —# $ — $ 499+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 59,054  ¤  ¤ $ 39,332
Total $ 39,332^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $499 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $39,332.

T. ROWE PRICE New Era Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Era Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Era Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE New Era Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,764,892 $ 1,048,784 $ 60,833 $ 2,874,509
Convertible Preferred Stocks — — 81,111 81,111
Preferred Stocks — — 234 234
Short-Term Investments 26,162 — — 26,162
Securities Lending Collateral 13,170 — — 13,170
Total $ 1,804,224 $ 1,048,784 $ 142,178 $ 2,995,186

T. ROWE PRICE New Era Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2023, totaled $11,983,000 for the period ended
March 31, 2023.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 53,166 $ 7,667 $ — $ 60,833
Convertible Preferred Stocks 74,534 4,316 2,261 81,111
Preferred Stocks 234 — — 234
Total $ 127,934 $ 11,983 $ 2,261 $ 142,178

T. ROWE PRICE New Era Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stock $ 60,833 Market
comparable
Enterprise
value to sales
multiple
2.4x 2.4x Increase
Enterprise
value to
EBITDA
multiple
7.5x
- 16.5x
9.1x Increase
EBITDA
growth rate
(47%) (47%) Increase
Projected
enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Discount rate
for cost of
capital
13% 13% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Preferred
Stocks
$ 234 Recent
comparable
transaction
price(s)
Discount for
uncertainty
5% 5% Decrease
Convertible
Preferred
Stocks
$ 81,111 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
2.3x
- 2.6x
2.4x Increase
Sales growth
rate
32%
- 34%
33% Increase

T. ROWE PRICE New Era Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
10.5x 10.5x Increase
Discount rate
for cost of
capital
20% 20% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Era Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F41-054Q1 03/23